Other Current Liabilities	9 Months Ended	12 Months Ended
	Sep. 29, 2012	Dec. 31, 2011
Other Current Liabilities

5. OTHER CURRENT LIABILITIES

Other current liabilities consist of the following (in thousands):

	September 29, 2012	December 31, 2011
Accrued wages and related expenses	$33,378	$29,856
Accrued commissions	12,737	12,831
Income taxes payable	4,205	2,878
Accrued rebates	6,141	6,027
Accrued other taxes	3,995	4,195
Accrued professional expenses	4,248	3,927
Derivative liabilities	—	545
Other accrued liabilities	21,384	21,512

	$86,088	$81,771

9.	OTHER CURRENT LIABILITIES

Other current liabilities consist of the following (in thousands):

	December 31, 2011	December 31, 2010
Accrued wages and related expenses	$29,856	$24,154
Accrued commissions	12,831	10,402
Income taxes payable	2,878	2,656
Accrued rebates	6,027	6,006
Accrued other taxes	4,195	2,322
Accrued professional expenses	3,927	3,881
Derivative liabilities	545	6,707
Other accrued liabilities	21,512	25,581

	$81,771	$81,709